Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.K
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, amount paid	$ 0.9	$ 0.8	$ 0.3
Germany
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, amount paid	0.4	0.3	0.2
U.S
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer discretionary contribution to 401(k) plan	$ 0.5	$ 0.1
U.S | Maximum
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer discretionary contribution to 401(k) plan			$ 0.1